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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number:  28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Friedman
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

   /s/ Robert L. Friedman          New York, NY         August 16, 2010
----------------------------    ------------------    -------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          27
Form 13F Information Table Value Total:  $3,430,111
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
   1     28-13113               Blackstone Capital Partners V L.P.
   2     28-12332               GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                         FOR QUARTER ENDED JUNE 30, 2010

                                                                                                               Voting Authority
                                                       Value      Shrs or    SH/ Put/ Investment   Other  -------------------------
Name of Issuer            Title of Class    CUSIP    (x $1000)    prn amt    PRN Call Discretion Managers      Sole     Shared None
------------------------- -------------- ----------- --------- ------------- --- ---- ---------- -------- ------------- ------ ----
ALLIANCE DATA SYSTEMS
   CORP                   COM            018581108    $ 67,550     1,134,907  SH         SOLE        1        1,134,907
BEAZER HOMES USA INC      COM            07556Q 10 5  $ 18,744     5,163,767  SH         SOLE        2        5,163,767
BIOSCRIP INC              COM            09069N 10 8  $  1,658       316,327  SH         SOLE                   316,327
CHINA DIGITAL TV HLDG CO
   LTD                    SPON ADR       16938G 10 7  $    524        95,900  SH         SOLE                    95,900
CHINA PETE & CHEM CORP    SPON ADR H SHS 16941R108    $    540         6,714  SH         SOLE                     6,714
CROSSTEX ENERGY LP        COM            22765U 10 2  $  8,393       796,300  SH         SOLE        2          796,300
DR REDDYS LABS LTD        ADR            256135203    $  1,764        57,200  SH         SOLE                    57,200
DYNEGY INC DEL            COM            26817G 30 0  $  3,463       899,430  SH         SOLE        2          899,430
GRAHAM PACKAGING
   HOLDINGS COMPANY       COM            384701 10 8  $482,337    40,295,506  SH         SOLE       (b)      40,295,506
HSBC HLDGS PLC            SPON ADR NEW   404280406    $    445         9,775  SH         SOLE                     9,775
ICICI BK LTD              ADR            45104G104    $  2,963        82,000  SH         SOLE                    82,000
LORAL SPACE &
   COMMUNICATNS I         COM            543881 10 6  $ 16,794       393,108  SH         SOLE        2          393,108
NEW ORIENTAL ED & TECH
   GRP I                  SPON ADR       647581107    $    487         5,229  SH         SOLE                     6,329
ORBITZ WORLDWIDE INC      COM            68557K109    $209,728    55,046,598  SH         SOLE       1(a)     55,046,598
QUALITY DISTR INC FLA     COM            74756M 10 2  $  1,511       292,290  SH         SOLE        2          292,290
REPUBLIC SVCS INC         COM            760759100    $641,448    21,575,770  SH         SOLE        (b)     21,575,770
SANDRIDGE ENERGY INC      COM            80007P307    $  6,478     1,111,111  SH         SOLE        2        1,111,111
SOHU COM INC              COM            83408W103    $    547        13,305  SH         SOLE                    13,305
SPDR S&P 500 ETF TR       UNIT SER 1 S&P 78462F 10 3  $ 25,805       250,000  SH         SOLE        2          250,000
SPDR S&P 500 ETF TR       CALL           78462F 10 3  $103,220     1,000,000  SH CALL    SOLE        2        1,000,000
SPDR S&P 500 ETF TR       PUT            78462F 10 3  $206,440     2,000,000  SH  PUT    SOLE        2        2,000,000

                                                                                                               Voting Authority
                                                       Value      Shrs or    SH/ Put/ Investment   Other  -------------------------
Name of Issuer            Title of Class    CUSIP    (x $1000)    prn amt    PRN Call Discretion Managers      Sole     Shared None
------------------------- -------------- ----------- --------- ------------- --- ---- ---------- -------- ------------- ------ ----
SPDR S&P 500 ETF TR       PUT            78462F 10 3  $ 51,610       500,000  SH  PUT    SOLE        2          500,000
STANDARD PAC CORP NEW     COM            85375C101    $  4,796     1,440,182  SH         SOLE        2        1,440,182
TATA MTRS LTD             SPON ADR       876568 50 2  $  4,683       272,450  SH         SOLE                   272,450
TEAM HEALTH HOLDINGS, INC COM            87817A 10    $572,182 44,286,562.51  SH         SOLE             44,286,562.51
TRW AUTOMOTIVE HLDGS CORP COM            87264S106    $993,125    36,021,930  SH         SOLE                36,021,930
VERSO PAPER CORP          COM            92531L 10 8  $  2,876     1,245,100  SH         SOLE        2        1,245,100

(a) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(b) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.